Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Number and Weighted Average Exercise Prices of Share Options
	Weighted				Weighted
	average		Weighted		average
	exercise	Number of	average	Number of	exercise	Number of
	price*	options	exercise price*	options	price*	options
	2017	2017	2016	2016	2015	2015
	US dollars		US dollars		US dollars

Balance at January 1	6.45	6,668,441	5.43	5,531,623	5.43	4,540,158
Forfeited during the year	7.99	(387,447)	6.83	(235,718)	7.09	(364,408)
Exercised during the year	6.27	(2,382,927)	3.59	(1,216,115)	1.70	(218,277)
Granted during the year	19.15	882,250	7.04	2,588,651	6.76	1,574,150

Outstanding at
December 31	9.76	4,780,317	6.45	6,668,441	5.43	5,531,623

Exercisable at
December 31	7.68	1,595,666	5.19	1,882,267	2.91	1,949,459

* The exercise price is denominated in NIS.

Schedule of Grant Terms and Parameters Used to Determine Fair Value of Benefit for Grants
The parameters used in the measurement of the fair value of the equity grants presented below, were as follows:

								Share price
				Contractual				that served	Total
			Vesting	life of the			Average	as a basis	fair value of
Grant date		Number of	Period	options	Interest	Expected	exercise	for pricing	the benefit on
DD/MM/YEAR	Offerees	instruments	(Years)	(Years)	rate	Volatility**	price*	the option*	the grant date
					%	%	USD	USD	USD thousands

29/01/2015	Officer and consultant	110,000	2-4	7	1.5	48.61	5.83	5.35	268
15/02/2015	Employees	104,250	2-4	7	1.65	48.65	5.86	5.86	269
26/02/2015	Officer	100,000	1.5-3.5	7	1.44	48.69	6.28	5.82	261
04/05/2015	Employees and consultant	144,500	2-4	7	1.36	48.88	6.44	6.44	440
15/07/2015	Officers, employees and consultants	941,900	2-4	7	2.03	48.84	7.17	7.17	3,269
08/10/2015	CEO	60,000	2-4	6.77	1.7	49.37	7.01	5.75	153
29/10/2015	Employees	113,500	2-4	7	1.64	48.92	5.81	5.56	294
14/02/2016	Employees and consultants	112,500	2-4	7	1.48	49.25	5.32	4.35	216
02/05/2016	Employee	42,500	2-4	7	1.52	48.14	6.06	6.06	120
10/05/2016	Consultant	25,000	2-4	7	1.47	48.10	5.91	5.58	68
18/05/2016	Officers and employees	1,424,327	2-4	1.95-7.00	0.24-1.5	44.22-48.72	5.80	5.35	3,474
19/07/2016	CEO	386,574	2-4	6.77	1.43	46.83	5.77	9.98	2,333
28/07/2016	Officer, Employees and consultant	116,900	2-4	7	0.18-1.42	46.06-46.73	9.79	9.79	531
06/11/2016	Employees	240,850	2-4	1.48-7.00	0.22-1.64	45.94-46.63	11.57	11.06	1,209
28/11/2016	Directors	240,000	1-3	6.88-7.00	1.90-1.94	46.60-46.62	11.71	11.40	1,266
14/02/2017	Employees	201,500	2-4	1.21-7.00	0.20-1.95	46.34-46.38	11.52	10.93	1,009
04/05/2017	Employees and Consultant	74,500	2-4	0.99-7.00	0.17-1.84	46.68-49.97	17.95	17.95	642
15/06/2017	Employees and Officers	245,750	2-4	0.87-7.00	0.11-1.68	46.76-48.25	19.56	17.62	1,936
23/08/2017	Employees and Consultants	125,500	2-4	7.00	1.26	47.22	19.39	19.18	1,120
07/09/2017	Consultant	50,000	2	7.00	1.33	47.35	23.60	23.60	582
03/10/2017	Officer	135,000	2-4	7.00	1.40	47.34	25.04	25.04	1,611
05/11/2017	Consultant	50,000	2-4	7.00	1.37	47.70	28.75	28.75	714

*	The exercise price and share price are denominated in NIS and are re-measured using historic exchange rates.

**
Expected volatility is estimated by considering historic share price volatility of the Company. The risk-free interest rate was determined on the basis of non-interest bearing NIS-denominated Government debentures with a remaining life equal to the expected term of the options.